[Letterhead of Charles A. Brawley, III]

February 17, 2006

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, DC 20549

Re: Registration Statements on Form S-1 and S-3 relating to The Lincoln National Life Insurance Company Agents’ Savings and Profit-Sharing Plan

Ladies and Gentlemen:

On behalf of the Lincoln National Life Insurance Company Agents’ Savings and Profit-Sharing (the “Plan”) and Lincoln National Corporation (the “Company”), I enclose a Registration Statement on Form S-1 of the Plan registering interests in the Plan, and a Registration Statement on Form S-3 of the Company registering common stock under the Plan. The Registration Statements contain a combined prospectus pursuant to Rule 429 of the Securities Act of 1933, as amended.

If you have any questions or comments with respect to this Registration Statement, please call me at 215-448-1475.

Sincerely,

/s/ Charles A. Brawley, III

Vice President and Associate General Counsel